Consolidated statement of changes in equity (Parenthetical) - EUR (€) € in Millions		Sep. 30, 2022	Apr. 01, 2022
Equity	[1]	€ 57,795
Accumulated other comprehensive income [member]
Equity	[1],[2]	(91,201)
Increase Decrease Due to Changes In Accounting Policy and Corrections of Prior Period Errors [Member]
Equity		58	€ 96
Increase Decrease Due to Changes In Accounting Policy and Corrections of Prior Period Errors [Member] | Accumulated other comprehensive income [member]
Equity		€ 58	€ 96

[1]	The results for the period ended 30 September 2022 have been re-presented to reflect that Indus Towers Limited is no longer reported as held for sale. As at 30 September 2022, accumulated comprehensive losses decreased by €58 million, resulting in an increase of €58 million in total equity compared to amounts previously reported. As at 1 April 2022, accumulated comprehensive losses decreased by €96 million, resulting in an increase of €96 million in total equity compared to amounts previously reported. See Note 4 ‘Assets held for sale’ for more information.
[2]	Includes accumulated losses and accumulated other comprehensive income.